Business Combination and Others - Fair value of the identifiable assets and liabilities, Ferro Alloys Corporation Limited (Parenthetical) (Detail) - Sep. 21, 2020 - Ferro Alloys Corporation Limited [Member]
₨ in Millions, $ in Millions
	INR (₨)	USD ($)	USD ($)
Disclosure of detailed information about business combination [line items]
Nominal value of NCD yet to be issued	₨ 2,202	$ 30
Zero couponNon ConvertibleDebentures [Member]
Disclosure of detailed information about business combination [line items]
Frequency of periodic payment	equally	equally
Nominal value	₨ 2,865		$ 39
years of repayament	4 years	4 years